Financial Statements - Additional Information (Detail)	Mar. 31, 2013	Dec. 31, 2012
Parent company percentage owned by affiliates	99.00%	99.00%
Acofran
Ownership percentage by Parent	50.00%	50.00%
Ryerson China
Ownership percentage by Parent	50.00%	50.00%
Additional ownership interest through affiliates	50.00%	50.00%